Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating activities
Net income (loss)	$ 1,014,443		$ 68,275		$ (5,441)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	85,524		70,286		65,076
Amortization of deferred charges	1,900		1,484		1,494
Equity in net losses of affiliates	734		1,900		1,435
Gain on loss of control	(853,996)		0		0
Gain on business acquisition	(4,084)		0		0
Loss on disposal of fixed assets	151		0		0
Loss on termination of lease financing arrangements	0		0		7,777
Gain on sale of available-for-sale securities	0		(541)		(4,196)
Compensation cost related to stock options	1,357		1,970		1,869
Unrealized foreign exchange losses (gains)	11,905		1,669		(5,180)
Amortization of deferred tax benefits on intra-group transfers	(7,257)		(6,687)		0
Impairment of long-term assets	500		500		4,500
Drydocking expenditure	(20,939)		(19,773)		(7,369)
Trade accounts receivable	2,256		5,245		(2,010)
Inventories	167		2,479		1,166
Prepaid expenses, accrued income and other assets	(7,600)		(3,721)		(17,629)
Amount due from/to related companies	(1,021)		(404)		713
Trade accounts payable	(520)		(12,804)		(7,221)
Accrued expenses	10,668		8,082		409
Interest element included in obligations under capital leases	401		898		762
Other current liabilities	(779)		(2,250)		15,555
Net cash provided by operating activities	233,810		116,608		51,710
Investing activities
Additions to vessels and equipment	(97,228)		(99,082)		(33,927)
Additions to newbuildings	(245,759)		(190,100)		0
Investment in subsidiary, net of cash acquired	(19,438)		0		0
Cash effect of the deconsolidation of Golar Partners	(85,467)		0		0
Vendor refinancing - loan repayment from Golar Partners	155,000		0		0
Investment in affiliates	0		(4,152)		(469)
Proceeds from disposal of investments in available-for-sale securities	0		901		7,711
Additions to available-for-sale-securities	(173)		0		0
Proceeds from disposal of fixed assets	40		0		0
Restricted cash and short-term investments	2,325		(6,211)		391,421
Net cash (used in) provided by investing activities	(290,700)		(298,644)		364,736
Financing activities
Proceeds from short-term debt	0		23,600		0
Proceeds from long-term debt (including related parties)	642,241		80,000		125,000
Repayments of obligations under capital leases	(6,288)		(6,054)		(354,881)
Repayments of long-term debt (including related parties)	(325,166)		(105,750)		(110,037)
Repayments of short-term debt	0		(23,600)		0
Financing costs paid	(7,842)		0		0
Cash dividends paid	(175,904)		(65,022)		(45,761)
Non-controlling interest dividends	(32,082)		(12,532)		(3,120)
Proceeds from exercise of share options (including disposal of treasury shares)	2,613		13,845		2,985
Proceeds from disposal of shares in non-controlling interests	0		0		5,549
Proceeds from issuance of equity	0		0		3,304
Proceeds from issuance of equity in Golar Partners to non-controlling interests	317,119		287,795		0
Acquisition of non-controlling interests	0		(108,050)		(15,741)
Proceeds arising from exercise of warrants in Golar Energy	0		0		18,742
Net cash provided by (used in) financing activities	414,691		84,232		(373,960)
Net increase (decrease) in cash and cash equivalents	357,801		(97,804)		42,486
Cash and cash equivalents at beginning of period	66,913		164,717		122,231
Cash and cash equivalents at end of period	424,714		66,913		164,717
Cash paid during the year for:
Interest paid, net of capitalized interest	35,798		30,727		47,962
Income taxes paid	1,671		2,426		1,493
Non cash investing activities include the following:
Dividends	$ 0	[1]	$ 0	[1]	$ (30,410)	[1]

[1]	In 2010, the Company issued stock dividends in its subsidiary, Golar LNG Energy Ltd ("Golar Energy")